Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 6 - Subsequent Events

On February 6, 2018, the US VR Global.com Inc. (the “Company”) and US VR Global Inc. (“US VR Sub”), consummated a share exchange agreement pursuant to which the Company issued 126,000,041 shares of its common stock and 121,058,863 shares of its Series A preferred stock to acquire 100% of US VR Sub. US VR Sub is incorporated in Delaware and holds 100% of Hero Central Dot Com Sdn Bhd, which is planning to establish centers which will use virtual reality (“VR”) and augmented reality (“AR”) technologies to provide interactive and immersive rides, games and attractions.

The share exchange transaction is accounted for as a reverse merger (recapitalization) with US VR Sub deemed to be the accounting acquirer and the Company deemed to be the legal acquirer. The financial statements filed with the Securities and Exchange Commission after the reverse merger (recapitalization) will be those of the accounting acquirer given the effect of the issuance of 126,000,041 shares of common stock and 121,058,863 shares of Series A preferred stock upon completion of the transaction.